NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to ordinary shareholders of RYB Education, Inc. for computing basic and diluted net loss per ordinary share	$ (37,280)	$ (2,434)	$ (1,789)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary share	28,122,851	28,074,624	29,213,801
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	28,122,851	28,074,624	29,213,801
Net loss per ordinary share-basic and diluted	$ (1.33)	$ (0.09)	$ (0.06)